EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate (in percent)	7.50%	7.10%	6.20%
Total borrowings	$ 1,005.6	$ 1,234.7	$ 1,066.9
Borrowing costs	(13.2)	(17.0)	(13.9)
Right-of-use lease liabilities	157.5	456.6	521.6
Total	1,003.1	1,226.3	1,059.6
Hereof non-current	714.3	1,061.0	886.9
Hereof current	288.8	165.3	172.7
ING
Disclosure of detailed information about borrowings [line items]
Total	44.8	51.4	57.9
Right-of-use lease liabilities
Disclosure of detailed information about borrowings [line items]
Right-of-use lease liabilities	10.7	8.6	6.6
Non-current liabilities with covenants
Disclosure of detailed information about borrowings [line items]
Total	$ 845.0	$ 776.3	$ 540.5
Floating interest rate | BoComm 2 (USD)
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	17.00%	7.60%	7.00%
Total	$ 28.9	$ 62.1	$ 66.7
Floating interest rate | Credit Agricole
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.80%	0.00%	0.00%
Total	$ 68.6	$ 0.0	$ 0.0
Floating interest rate | DSF Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.60%	6.40%	5.90%
Total	$ 107.6	$ 123.8	$ 140.1
Floating interest rate | DSF Facility 2
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.40%	6.20%	5.80%
Total	$ 76.0	$ 92.0	$ 52.5
Floating interest rate | DSF Facility 3
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.60%	6.20%	0.00%
Total	$ 27.4	$ 29.8	$ 0.0
Floating interest rate | HCOB Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	7.00%	7.40%	7.80%
Total	$ 43.8	$ 87.5	$ 31.2
Floating interest rate | ING
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.70%	6.40%	5.90%
Total	$ 44.8	$ 51.4	$ 57.9
Floating interest rate | KFW Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	6.40%	7.10%	6.40%
Total	$ 28.8	$ 31.8	$ 34.8
Floating interest rate | Syndicate Facility 2025
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	5.70%	0.00%	0.00%
Total	$ 248.1	$ 0.0	$ 0.0
Floating interest rate | Other credit facilities
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	4.00%	4.30%	4.70%
Total	$ 3.0	$ 1.8	$ 4.8
Floating interest rate | BoComm 3 (USD)
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	0.00%	7.90%	7.30%
Total	$ 0.0	$ 73.5	$ 82.2
Floating interest rate | Syndicate Facility 2023
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	0.00%	7.20%	6.60%
Total	$ 0.0	$ 160.0	$ 224.0
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Right-of-use lease liabilities	$ 742.8
Fixed interest rate | Bond Facility
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	10.20%	9.90%	0.00%
Total	$ 200.0	$ 200.0	$ 0.0
Fixed interest rate | CMBFL
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	10.80%	5.80%	5.70%
Total	$ 106.7	$ 159.5	$ 195.8
Fixed interest rate | Springliner (USD)
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	4.80%	4.80%	4.80%
Total	$ 21.9	$ 25.0	$ 27.9
Fixed interest rate | CDBL
Disclosure of detailed information about borrowings [line items]
Effective interest rate (in percent)	0.00%	6.10%	5.70%
Total	$ 0.0	$ 136.5	$ 149.0